                         METLIFE INSURANCE COMPANY USA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of GMIB Plus," replace the "Allocation Limitations" subsection with the following:

   If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

      (a) the AB Global Dynamic Allocation Portfolio
      (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      (c) the American Funds(R) Balanced Allocation Portfolio
      (d) the American Funds(R) Growth Allocation Portfolio
      (e) the American Funds(R) Moderate Allocation Portfolio
      (f) the AQR Global Risk Balanced Portfolio
      (g) the Barclays Aggregate Bond Index Portfolio
      (h) the BlackRock Global Tactical Strategies Portfolio
      (i) the BlackRock Money Market Portfolio
      (j) the Invesco Balanced-Risk Allocation Portfolio
      (k) the JPMorgan Global Active Allocation Portfolio
      (l) the MetLife Asset Allocation 20 Portfolio
      (m) the MetLife Asset Allocation 40 Portfolio
      (n) the MetLife Asset Allocation 60 Portfolio
      (o) the MetLife Asset Allocation 80 Portfolio
      (p) the MetLife Balanced Plus Portfolio
      (q) the MetLife Multi-Index Targeted Risk Portfolio
      (r) the PanAgora Global Diversified Risk Portfolio
      (s) the Pyramis(R) Government Income Portfolio
      (t) the Pyramis(R) Managed Risk Portfolio

                                                                 SUPP-MOCAMS515

      (u) the Schroders Global Multi-Asset Portfolio
      (v) the SSGA Growth and Income ETF Portfolio
      (w) the SSGA Growth ETF Portfolio

   You may also elect to participate in the Enhanced Dollar Cost Averaging
   (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. You may not participate in the Dollar Cost Averaging (DCA) program. (The EDCA program is not available with Class C contracts.)

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS AFTER RIDER TERMINATES. If you elected the GMIB Plus rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.

2. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

      (a) the AB Global Dynamic Allocation Portfolio
      (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      (c) the American Funds(R) Balanced Allocation Portfolio
      (d) the American Funds(R) Growth Allocation Portfolio
      (e) the American Funds(R) Moderate Allocation Portfolio
      (f) the AQR Global Risk Balanced Portfolio
      (g) the Barclays Aggregate Bond Index Portfolio
      (h) the BlackRock Global Tactical Strategies Portfolio
      (i) the BlackRock Money Market Portfolio
      (j) the Invesco Balanced-Risk Allocation Portfolio
      (k) the JPMorgan Global Active Allocation Portfolio
      (l) the MetLife Asset Allocation 20 Portfolio
      (m) the MetLife Asset Allocation 40 Portfolio
      (n) the MetLife Asset Allocation 60 Portfolio
      (o) the MetLife Asset Allocation 80 Portfolio
      (p) the MetLife Balanced Plus Portfolio
      (q) the MetLife Multi-Index Targeted Risk Portfolio
      (r) the PanAgora Global Diversified Risk Portfolio
      (s) the Pyramis(R) Government Income Portfolio
      (t) the Pyramis(R) Managed Risk Portfolio
      (u) the Schroders Global Multi-Asset Portfolio
      (v) the SSGA Growth and Income ETF Portfolio

      (w) the SSGA Growth ETF Portfolio

   You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. (The EDCA program is not available with Class C contracts.)

3. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

   GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

   CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

   We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

   Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program
(Class B)" with the investment portfolio information attached to this prospectus supplement.

6. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

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INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                         FEE WAIVER    NET
                                                                                      ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                        FUND    ANNUAL    EXPENSE    ANNUAL
                                                    MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                       FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                    ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio                 0.61%       0.25%       0.04%    0.02%    0.92%      0.02%     0.90%
 Allianz Global Investors Dynamic Multi-Asset Plus
   Portfolio                                           0.68%       0.25%       1.36%    0.01%    2.30%      1.09%     1.21%
 American Funds(R) Balanced Allocation Portfolio       0.06%       0.55%       0.00%    0.42%    1.03%        --      1.03%
 American Funds(R) Growth Allocation Portfolio         0.06%       0.55%       0.01%    0.43%    1.05%        --      1.05%
 American Funds(R) Growth Portfolio                    0.00%       0.55%       0.02%    0.35%    0.92%        --      0.92%
 American Funds(R) Moderate Allocation Portfolio       0.06%       0.55%       0.01%    0.40%    1.02%        --      1.02%
 AQR Global Risk Balanced Portfolio                    0.61%       0.25%       0.03%    0.02%    0.91%      0.02%     0.89%
 BlackRock Global Tactical Strategies Portfolio        0.66%       0.25%       0.01%    0.11%    1.03%      0.03%     1.00%
 BlackRock High Yield Portfolio                        0.60%       0.25%       0.08%    0.08%    1.01%        --      1.01%
 Clarion Global Real Estate Portfolio                  0.59%       0.25%       0.05%    0.00%    0.89%        --      0.89%
 ClearBridge Aggressive Growth Portfolio               0.55%       0.25%       0.02%    0.00%    0.82%      0.01%     0.81%
 Goldman Sachs Mid Cap Value Portfolio                 0.71%       0.25%       0.04%    0.00%    1.00%        --      1.00%
 Harris Oakmark International Portfolio                0.77%       0.25%       0.06%    0.00%    1.08%      0.02%     1.06%
 Invesco Balanced-Risk Allocation Portfolio            0.64%       0.25%       0.05%    0.03%    0.97%      0.03%     0.94%
 Invesco Comstock Portfolio                            0.56%       0.25%       0.02%    0.00%    0.83%      0.02%     0.81%
 Invesco Mid Cap Value Portfolio                       0.64%       0.25%       0.05%    0.04%    0.98%      0.02%     0.96%
 Invesco Small Cap Growth Portfolio                    0.84%       0.25%       0.03%    0.00%    1.12%      0.01%     1.11%
 JPMorgan Core Bond Portfolio                          0.55%       0.25%       0.02%    0.00%    0.82%      0.13%     0.69%
 JPMorgan Global Active Allocation Portfolio           0.73%       0.25%       0.07%    0.00%    1.05%      0.05%     1.00%
 Loomis Sayles Global Markets Portfolio                0.70%       0.25%       0.08%    0.00%    1.03%        --      1.03%
 Lord Abbett Bond Debenture Portfolio                  0.51%       0.25%       0.04%    0.00%    0.80%      0.01%     0.79%
 Met/Eaton Vance Floating Rate Portfolio               0.60%       0.25%       0.07%    0.00%    0.92%        --      0.92%
 Met/Franklin Low Duration Total Return Portfolio      0.49%       0.25%       0.04%    0.00%    0.78%      0.02%     0.76%
 MetLife Asset Allocation 100 Portfolio                0.07%       0.25%       0.01%    0.68%    1.01%        --      1.01%
 MetLife Balanced Plus Portfolio                       0.25%       0.25%       0.00%    0.42%    0.92%      0.00%     0.92%
 MetLife Multi-Index Targeted Risk Portfolio           0.18%       0.25%       0.03%    0.22%    0.68%        --      0.68%
 MetLife Small Cap Value Portfolio                     0.74%       0.25%       0.03%    0.00%    1.02%      0.01%     1.01%
 MFS(R) Emerging Markets Equity Portfolio              0.86%       0.25%       0.15%    0.00%    1.26%      0.02%     1.24%
 MFS(R) Research International Portfolio               0.69%       0.25%       0.07%    0.00%    1.01%      0.06%     0.95%
 PanAgora Global Diversified Risk Portfolio            0.65%       0.25%       1.92%    0.02%    2.84%      1.52%     1.32%
 PIMCO Inflation Protected Bond Portfolio              0.47%       0.25%       0.09%    0.00%    0.81%      0.01%     0.80%

                                                                                                        FEE
                                                                                                       WAIVER      NET
                                                                                  ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                    FUND    ANNUAL    EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST (CONTINUED)
 PIMCO Total Return Portfolio                      0.48%       0.25%       0.03%    0.00%    0.76%      0.04%     0.72%
 Pioneer Fund Portfolio                            0.67%       0.25%       0.05%    0.00%    0.97%      0.05%     0.92%
 Pioneer Strategic Income Portfolio                0.56%       0.15%       0.06%    0.00%    0.77%        --      0.77%
 Pyramis(R) Government Income Portfolio            0.42%       0.25%       0.04%    0.00%    0.71%        --      0.71%
 Pyramis(R) Managed Risk Portfolio                 0.45%       0.25%       0.08%    0.56%    1.34%      0.12%     1.22%
 Schroders Global Multi-Asset Portfolio            0.64%       0.25%       0.10%    0.04%    1.03%        --      1.03%
 SSGA Growth and Income ETF Portfolio              0.30%       0.25%       0.01%    0.22%    0.78%        --      0.78%
 SSGA Growth ETF Portfolio                         0.31%       0.25%       0.03%    0.24%    0.83%        --      0.83%
 T. Rowe Price Large Cap Value Portfolio           0.57%       0.25%       0.02%    0.00%    0.84%        --      0.84%
 T. Rowe Price Mid Cap Growth Portfolio            0.75%       0.25%       0.03%    0.00%    1.03%        --      1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock Portfolio     0.79%       0.25%       0.08%    0.00%    1.12%      0.12%     1.00%
 Barclays Aggregate Bond Index Portfolio           0.25%       0.30%       0.03%    0.00%    0.58%      0.00%     0.58%
 BlackRock Money Market Portfolio                  0.34%       0.25%       0.03%    0.00%    0.62%      0.02%     0.60%
 Frontier Mid Cap Growth Portfolio                 0.71%       0.25%       0.05%    0.00%    1.01%      0.01%     1.00%
 Jennison Growth Portfolio                         0.59%       0.25%       0.03%    0.00%    0.87%      0.08%     0.79%
 Met/Artisan Mid Cap Value Portfolio               0.81%       0.25%       0.03%    0.00%    1.09%        --      1.09%
 Met/Dimensional International Small Company
   Portfolio                                       0.81%       0.25%       0.17%    0.00%    1.23%      0.01%     1.22%
 MetLife Asset Allocation 20 Portfolio             0.09%       0.25%       0.03%    0.52%    0.89%      0.02%     0.87%
 MetLife Asset Allocation 40 Portfolio             0.06%       0.25%       0.00%    0.56%    0.87%        --      0.87%
 MetLife Asset Allocation 60 Portfolio             0.05%       0.25%       0.00%    0.60%    0.90%        --      0.90%
 MetLife Asset Allocation 80 Portfolio             0.05%       0.25%       0.01%    0.65%    0.96%        --      0.96%
 MetLife Mid Cap Stock Index Portfolio             0.25%       0.30%       0.05%    0.01%    0.61%      0.00%     0.61%
 MetLife Stock Index Portfolio                     0.25%       0.25%       0.02%    0.00%    0.52%      0.01%     0.51%
 MFS(R) Value Portfolio                            0.70%       0.25%       0.02%    0.00%    0.97%      0.14%     0.83%
 MSCI EAFE(R) Index Portfolio                      0.30%       0.30%       0.10%    0.01%    0.71%      0.00%     0.71%
 Neuberger Berman Genesis Portfolio                0.80%       0.25%       0.03%    0.00%    1.08%      0.00%     1.08%
 Russell 2000(R) Index Portfolio                   0.25%       0.30%       0.07%    0.05%    0.67%      0.01%     0.66%
 T. Rowe Price Large Cap Growth Portfolio          0.60%       0.25%       0.03%    0.00%    0.88%      0.02%     0.86%
 Western Asset Management U.S. Government
   Portfolio                                       0.47%       0.25%       0.02%    0.00%    0.74%      0.01%     0.73%
 WMC Core Equity Opportunities Portfolio           0.70%       0.15%       0.03%    0.00%    0.88%      0.11%     0.77%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

   AB Global Dynamic Allocation Portfolio
     (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Growth Portfolio (Class C)
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   JPMorgan Core Bond Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Small Cap Value Portfolio
     (formerly Third Avenue Small Cap Value Portfolio)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   PanAgora Global Diversified Risk Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio (Class E)
   Pyramis(R) Government Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following portfolios are available under the contract:

   Baillie Gifford International Stock Portfolio (Class B)
   Barclays Aggregate Bond Index Portfolio (Class G)
   BlackRock Money Market Portfolio (Class B)
   Frontier Mid Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   Met/Artisan Mid Cap Value Portfolio (Class B)
   Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
   MetLife Stock Index Portfolio (Class B)
   MFS(R) Value Portfolio (Class B)
   MSCI EAFE(R) Index Portfolio (Class G)
   Neuberger Berman Genesis Portfolio (Class B)
   Russell 2000(R) Index Portfolio (Class G)
   T. Rowe Price Large Cap Growth Portfolio (Class B)
   Western Asset Management U.S. Government Portfolio (Class B)
   WMC Core Equity Opportunities Portfolio (Class E)

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:

   American Funds(R) Moderate Allocation Portfolio (Class C)
   American Funds(R) Balanced Allocation Portfolio (Class C)
   American Funds(R) Growth Allocation Portfolio (Class C)
   MetLife Asset Allocation 100 Portfolio (Class B)
   SSGA Growth and Income ETF Portfolio (Class B)
   SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B     BLACKROCK HIGH YIELD PORTFOLIO
OR, AS NOTED, CLASS C OR CLASS E)
                                        SUBADVISER: BlackRock Financial
Met Investors Series Trust is a mutual  Management, Inc.
fund with multiple portfolios. Unless
otherwise noted, the following          INVESTMENT OBJECTIVE: The BlackRock
portfolios are managed by MetLife       High Yield Portfolio seeks to maximize
Advisers, LLC, which is an affiliate    total return, consistent with income
of MetLife. The following Class B or,   generation and prudent investment
as noted, Class C or Class E            management.
portfolios are available under the
contract:                               CLARION GLOBAL REAL ESTATE PORTFOLIO

AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO SUBADVISER: CBRE Clarion Securities LLC (formerly AllianceBernstein Global
Dynamic Allocation Portfolio)           INVESTMENT OBJECTIVE: The Clarion
                                        Global Real Estate Portfolio seeks
SUBADVISER: AllianceBernstein L.P.      total return through investment in
                                        real estate securities, emphasizing
INVESTMENT OBJECTIVE: The AB Global     both capital appreciation and current
Dynamic Allocation Portfolio seeks      income.
capital appreciation and current
income.                                 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

ALLIANZ GLOBAL INVESTORS DYNAMIC        SUBADVISER: ClearBridge Investments,
MULTI-ASSET PLUS PORTFOLIO              LLC

SUBADVISER: Allianz Global Investors    INVESTMENT OBJECTIVE: The ClearBridge
U.S. LLC                                Aggressive Growth Portfolio seeks
                                        capital appreciation.
INVESTMENT OBJECTIVE: The Allianz
Global Investors Dynamic Multi-Asset    GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Plus Portfolio seeks total return.
                                        SUBADVISER: Goldman Sachs Asset
AMERICAN FUNDS(R) GROWTH PORTFOLIO      Management, L.P.
(CLASS C)
                                        INVESTMENT OBJECTIVE: The Goldman
ADVISERS: MetLife Advisers, LLC and     Sachs Mid Cap Value Portfolio seeks
Capital Research and Management Company long-term capital appreciation.

INVESTMENT OBJECTIVE: The American      HARRIS OAKMARK INTERNATIONAL PORTFOLIO
Funds(R) Growth Portfolio seeks to
achieve growth of capital.              SUBADVISER: Harris Associates L.P.

AQR GLOBAL RISK BALANCED PORTFOLIO      INVESTMENT OBJECTIVE: The Harris
                                        Oakmark International Portfolio seeks
SUBADVISER: AQR Capital Management, LLC long-term capital appreciation.

INVESTMENT OBJECTIVE: The AQR Global    INVESCO BALANCED-RISK ALLOCATION
Risk Balanced Portfolio seeks total     PORTFOLIO
return.
                                        SUBADVISER: Invesco Advisers, Inc.
BLACKROCK GLOBAL TACTICAL STRATEGIES
PORTFOLIO                               INVESTMENT OBJECTIVE: The Invesco
                                        Balanced-Risk Allocation Portfolio
SUBADVISER: BlackRock Financial         seeks total return.
Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock
Global Tactical Strategies Portfolio
seeks capital appreciation and current
income.

INVESCO COMSTOCK PORTFOLIO              MET/FRANKLIN LOW DURATION TOTAL RETURN
                                        PORTFOLIO
SUBADVISER: Invesco Advisers, Inc.
                                        SUBADVISER: Franklin Advisers, Inc.
INVESTMENT OBJECTIVE: The Invesco
Comstock Portfolio seeks capital        INVESTMENT OBJECTIVE: The Met/Franklin
growth and income.                      Low Duration Total Return Portfolio
                                        seeks a high level of current income,
INVESCO MID CAP VALUE PORTFOLIO         while seeking preservation of
                                        shareholders' capital.
SUBADVISER: Invesco Advisers, Inc.
                                        METLIFE BALANCED PLUS PORTFOLIO
INVESTMENT OBJECTIVE: The Invesco Mid
Cap Value Portfolio seeks high total    SUBADVISER - OVERLAY PORTION: Pacific
return by investing in equity           Investment Management Company LLC
securities of mid-sized companies.
                                        INVESTMENT OBJECTIVE: The MetLife
INVESCO SMALL CAP GROWTH PORTFOLIO      Balanced Plus Portfolio seeks a
                                        balance between a high level of
SUBADVISER: Invesco Advisers, Inc.      current income and growth of capital,
                                        with a greater emphasis on growth of
INVESTMENT OBJECTIVE: The Invesco       capital.
Small Cap Growth Portfolio seeks
long-term growth of capital.            METLIFE MULTI-INDEX TARGETED RISK
                                        PORTFOLIO
JPMORGAN CORE BOND PORTFOLIO
                                        SUBADVISER - OVERLAY PORTION: MetLife
SUBADVISER: J.P. Morgan Investment      Investment Management, LLC
Management Inc.
                                        INVESTMENT OBJECTIVE: The MetLife
INVESTMENT OBJECTIVE: The JPMorgan      Multi-Index Targeted Risk Portfolio
Core Bond Portfolio seeks to maximize   seeks a balance between growth of
total return.                           capital and current income, with a
                                        greater emphasis on growth of capital.
JPMORGAN GLOBAL ACTIVE ALLOCATION
PORTFOLIO                               METLIFE SMALL CAP VALUE PORTFOLIO
                                        (formerly Third Avenue Small Cap Value
SUBADVISER: J.P. Morgan Investment      Portfolio)
Management Inc.
                                        SUBADVISERS: Delaware Investments Fund
INVESTMENT OBJECTIVE: The JPMorgan      Advisers; Wells Capital Management
Global Active Allocation Portfolio      Incorporated (formerly Third Avenue
seeks capital appreciation and current  Management LLC)
income.
                                        INVESTMENT OBJECTIVE: The MetLife
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO  Small Cap Value Portfolio seeks long-term capital appreciation.
SUBADVISER: Loomis, Sayles & Company,
L.P.                                    MFS(R) EMERGING MARKETS EQUITY
                                        PORTFOLIO
INVESTMENT OBJECTIVE: The Loomis
Sayles Global Markets Portfolio seeks   SUBADVISER: Massachusetts Financial
high total investment return through a  Services Company
combination of capital appreciation
and income.                             INVESTMENT OBJECTIVE: The MFS(R)
                                        Emerging Markets Equity Portfolio
LORD ABBETT BOND DEBENTURE PORTFOLIO    seeks capital appreciation.

SUBADVISER: Lord, Abbett & Co. LLC      MFS(R) RESEARCH INTERNATIONAL
                                        PORTFOLIO
INVESTMENT OBJECTIVE: The Lord Abbett
Bond Debenture Portfolio seeks high     SUBADVISER: Massachusetts Financial
current income and the opportunity for  Services Company
capital appreciation to produce a high
total return.                           INVESTMENT OBJECTIVE: The MFS(R)
                                        Research International Portfolio seeks
MET/EATON VANCE FLOATING RATE PORTFOLIO capital appreciation.

SUBADVISER: Eaton Vance Management      PANAGORA GLOBAL DIVERSIFIED RISK
                                        PORTFOLIO
INVESTMENT OBJECTIVE: The Met/Eaton
Vance Floating Rate Portfolio seeks a   SUBADVISER: PanAgora Asset Management,
high level of current income.           Inc.

                                        INVESTMENT OBJECTIVE: The PanAgora
                                        Global Diversified Risk Portfolio
                                        seeks total return.

PIMCO INFLATION PROTECTED BOND          T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
PORTFOLIO
                                        SUBADVISER: T. Rowe Price Associates,
SUBADVISER: Pacific Investment          Inc.
Management Company LLC
                                        INVESTMENT OBJECTIVE: The T. Rowe
INVESTMENT OBJECTIVE: The PIMCO         Price Large Cap Value Portfolio seeks
Inflation Protected Bond Portfolio      long-term capital appreciation by
seeks maximum real return, consistent   investing in common stocks believed to
with preservation of capital and        be undervalued. Income is a secondary
prudent investment management.          objective.

PIMCO TOTAL RETURN PORTFOLIO            T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: Pacific Investment          SUBADVISER: T. Rowe Price Associates,
Management Company LLC                  Inc.

INVESTMENT OBJECTIVE: The PIMCO Total   INVESTMENT OBJECTIVE: The T. Rowe
Return Portfolio seeks maximum total    Price Mid Cap Growth Portfolio seeks
return, consistent with the             long-term growth of capital.
preservation of capital and prudent
investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment
Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund
Portfolio seeks reasonable income and
capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO
(CLASS E)

SUBADVISER: Pioneer Investment
Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer
Strategic Income Portfolio seeks a
high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors,
LLC

INVESTMENT OBJECTIVE: The Pyramis(R)
Government Income Portfolio seeks a
high level of current income,
consistent with preservation of
principal.

PYRAMIS(R) MANAGED RISK PORTFOLIO

SUBADVISER: Pyramis Global Advisors,
LLC

INVESTMENT OBJECTIVE: The Pyramis(R)
Managed Risk Portfolio seeks total
return.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISERS: Schroder Investment
Management North America Inc. and
Schroder Investment Management North
America Limited

INVESTMENT OBJECTIVE: The Schroders
Global Multi- Asset Portfolio seeks
capital appreciation and current
income.

METROPOLITAN SERIES FUND                MET/ARTISAN MID CAP VALUE PORTFOLIO
                                        (CLASS B)
Metropolitan Series Fund is a mutual
fund with multiple portfolios. MetLife  SUBADVISER: Artisan Partners Limited
Advisers, LLC, an affiliate of          Partnership
MetLife, is the investment adviser to
the portfolios. The following           INVESTMENT OBJECTIVE: The Met/Artisan
portfolios are available under the      Mid Cap Value Portfolio seeks
contract:                               long-term capital growth.

BAILLIE GIFFORD INTERNATIONAL STOCK     MET/DIMENSIONAL INTERNATIONAL SMALL
PORTFOLIO (CLASS B)                     COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Baillie Gifford Overseas    SUBADVISER: Dimensional Fund Advisors
Limited                                 LP

INVESTMENT OBJECTIVE: The Baillie       INVESTMENT OBJECTIVE: The
Gifford International Stock Portfolio   Met/Dimensional International Small
seeks long-term growth of capital.      Company Portfolio seeks long-term
                                        capital appreciation.
BARCLAYS AGGREGATE BOND INDEX
PORTFOLIO (CLASS G)                     METLIFE MID CAP STOCK INDEX PORTFOLIO
                                        (CLASS G)
SUBADVISER: MetLife Investment
Management, LLC                         SUBADVISER: MetLife Investment
                                        Management, LLC
INVESTMENT OBJECTIVE: The Barclays
Aggregate Bond Index Portfolio seeks    INVESTMENT OBJECTIVE: The MetLife Mid
to track the performance of the         Cap Stock Index Portfolio seeks to
Barclays U.S. Aggregate Bond Index.     track the performance of the
                                        Standard & Poor's MidCap 400(R)
BLACKROCK MONEY MARKET PORTFOLIO        Composite Stock Price Index.
(CLASS B)
                                        METLIFE STOCK INDEX PORTFOLIO (CLASS B)
SUBADVISER: BlackRock Advisors, LLC
                                        SUBADVISER: MetLife Investment
INVESTMENT OBJECTIVE: The BlackRock     Management, LLC
Money Market Portfolio seeks a high
level of current income consistent      INVESTMENT OBJECTIVE: The MetLife
with preservation of capital.           Stock Index Portfolio seeks to track
                                        the performance of the Standard &
An investment in the BlackRock Money    Poor's 500(R) Composite Stock Price
Market Portfolio is not insured or      Index.
guaranteed by the Federal Deposit
Insurance Company or any other          MFS(R) VALUE PORTFOLIO (CLASS B)
government agency. Although the
BlackRock Money Market Portfolio seeks  SUBADVISER: Massachusetts Financial
to preserve the value of your           Services Company
investment at $100 per share, it is
possible to lose money by investing in  INVESTMENT OBJECTIVE: The MFS(R) Value
the BlackRock Money Market Portfolio.   Portfolio seeks capital appreciation.

During extended periods of low          MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)
interest rates, the yields of the
BlackRock Money Market Portfolio may    SUBADVISER: MetLife Investment
become extremely low and possibly       Management, LLC
negative.
                                        INVESTMENT OBJECTIVE: The MSCI EAFE(R)
FRONTIER MID CAP GROWTH PORTFOLIO       Index Portfolio seeks to track the
(CLASS B)                               performance of the MSCI EAFE(R) Index.

SUBADVISER: Frontier Capital            NEUBERGER BERMAN GENESIS PORTFOLIO
Management Company, LLC                 (CLASS B)

INVESTMENT OBJECTIVE: The Frontier Mid  SUBADVISER: Neuberger Berman
Cap Growth Portfolio seeks maximum      Management LLC
capital appreciation.
                                        INVESTMENT OBJECTIVE: The Neuberger
JENNISON GROWTH PORTFOLIO (CLASS B)     Berman Genesis Portfolio seeks high
                                        total return, consisting principally
SUBADVISER: Jennison Associates LLC     of capital appreciation.

INVESTMENT OBJECTIVE: The Jennison
Growth Portfolio seeks long-term
growth of capital.

RUSSELL 2000(R) INDEX PORTFOLIO         MET INVESTORS SERIES TRUST -- ASSET
(CLASS G)                               ALLOCATION PORTFOLIOS

SUBADVISER: MetLife Investment          In addition to the Met Investors
Management, LLC                         Series Trust portfolios listed above,
                                        the following portfolios managed by
INVESTMENT OBJECTIVE: The Russell       MetLife Advisers, LLC are available
2000(R) Index Portfolio seeks to track  under the contract:
the performance of the Russell 2000(R)
Index.                                  AMERICAN FUNDS(R) MODERATE ALLOCATION
                                        PORTFOLIO (CLASS C)
T. ROWE PRICE LARGE CAP GROWTH
PORTFOLIO (CLASS B)                     INVESTMENT OBJECTIVE: The American
                                        Funds(R) Moderate Allocation Portfolio
SUBADVISER: T. Rowe Price Associates,   seeks a high total return in the form
Inc.                                    of income and growth of capital, with
                                        a greater emphasis on income.
INVESTMENT OBJECTIVE: The T. Rowe
Price Large Cap Growth Portfolio seeks  AMERICAN FUNDS(R) BALANCED ALLOCATION
long-term growth of capital.            PORTFOLIO (CLASS C)

WESTERN ASSET MANAGEMENT U.S.           INVESTMENT OBJECTIVE: The American
GOVERNMENT PORTFOLIO (CLASS B)          Funds(R) Balanced Allocation Portfolio
                                        seeks a balance between a high level
SUBADVISER: Western Asset Management    of current income and growth of
Company                                 capital, with a greater emphasis on
                                        growth of capital.
INVESTMENT OBJECTIVE: The Western
Asset Management U.S. Government        AMERICAN FUNDS(R) GROWTH ALLOCATION
Portfolio seeks to maximize total       PORTFOLIO (CLASS C)
return consistent with preservation of
capital and maintenance of liquidity.   INVESTMENT OBJECTIVE: The American
                                        Funds(R) Growth Allocation Portfolio
WMC CORE EQUITY OPPORTUNITIES           seeks growth of capital.
PORTFOLIO (CLASS E)
                                        METLIFE ASSET ALLOCATION 100 PORTFOLIO
SUBADVISER: Wellington Management       (CLASS B)
Company LLP
                                        INVESTMENT OBJECTIVE: The MetLife
INVESTMENT OBJECTIVE: The WMC Core      Asset Allocation 100 Portfolio seeks
Equity Opportunities Portfolio seeks    growth of capital.
to provide a growing stream of income
over time and, secondarily, long-term   SSGA GROWTH AND INCOME ETF PORTFOLIO
capital appreciation and current        (CLASS B)
income.
                                        SUBADVISER: SSGA Funds Management, Inc.

                                        INVESTMENT OBJECTIVE: The SSGA Growth
                                        and Income ETF Portfolio seeks growth
                                        of capital and income.

                                        SSGA GROWTH ETF PORTFOLIO (CLASS B)

                                        SUBADVISER: SSGA Funds Management, Inc.

                                        INVESTMENT OBJECTIVE: The SSGA Growth
                                        ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND -- ASSET       METLIFE ASSET ALLOCATION 60 PORTFOLIO
ALLOCATION PORTFOLIOS (CLASS B)
                                        INVESTMENT OBJECTIVE: The MetLife
In addition to the Metropolitan Series  Asset Allocation 60 Portfolio seeks a
Fund portfolios listed above, the       balance between a high level of
following Class B portfolios managed    current income and growth of capital,
by MetLife Advisers, LLC are available  with a greater emphasis on growth of
under the contract:                     capital.

METLIFE ASSET ALLOCATION 20 PORTFOLIO   METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 20 Portfolio seeks a   Asset Allocation 80 Portfolio seeks
high level of current income, with      growth of capital.
growth of capital as a secondary
objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 40 Portfolio seeks
high total return in the form of
income and growth of capital, with a
greater emphasis on income.